Supplemental Cash Flow Disclosure - Summary of Supplemental Cash Flow Disclosure - Non-cash Transactions (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Disclosure Of Supplementary Cash Flow Information [Abstract]
Acquired property, plant and equipment included in trade and other payables	$ 1,637,180	$ 1,316,567
Intangible assets included in trade and other payables	712,553	557,480
Intangible assets included in long-term payables	379,948	$ 841,134
Provision settled in shares of the Corporation (note 12 (b))	3,312,000
Deferred lease inducements against right-of-use assets for IFRS 16 transition (note 3 (q)(i)))	207,745
Prepaid rent applied against right-of-use assets for IFRS 16 transition (note 3 (q)(i)))	22,127
Settlement of pre-existing relationship included in prepaid expenses (note 4)	1,228,635
Common shares of Acasti held by the Corporation transferred to settle provision (note 12 (b))	$ 2,310,000